UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number 811-21944
                                                 ---------

                   First Trust Exchange-Traded Fund II
     ---------------------------------------------------------------
            (Exact name of registrant as specified in charter)

                     1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
     ---------------------------------------------------------------
           (Address of principal executive offices) (Zip code)

                          W. Scott Jardine, Esq.
                       First Trust Portfolios L.P.
                     1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
     ---------------------------------------------------------------
                 (Name and address of agent for service)

    Registrant's telephone number, including area code:  630-241-4141
                                                         ------------

                 Date of fiscal year end: September 30
                                          ------------

               Date of reporting period: September 30, 2007
                                         ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:



[LOGO OMMITTED]         FIRST TRUST
                        ADVISORS L.P.



FIRST TRUST EXCHANGE-TRADED FUND II






      First Trust DJ STOXX(R) Select Dividend 30 Index Fund
      First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund





Annual Report
September 30, 2007






Front Cover

-------------------------------------------------------------------------------
Table of Contents
-------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2007



Shareholder Letter                                                            2
Market Overview                                                               3
Fund Performance Overview
   First Trust DJ STOXX(R) Select Dividend 30 Index Fund                      4
   First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund                 6
Notes to Fund Performance Overview                                            8
Understanding Your Fund Expenses                                              9
Portfolio of Investments
   First Trust DJ STOXX(R) Select Dividend 30 Index Fund                     10
   First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund                11
Statements of Assets and Liabilities                                         16
Statements of Operations                                                     17
Statements of Changes in Net Assets                                          18
Financial Highlights                                                         19
Notes to Financial Statements                                                20
Report of Independent Registered Public Accounting Firm                      25
Additional Information                                                       26
Board of Trustees and Officers                                               29
Risk Considerations                                                          31

                  Caution Regarding Forward-Looking Statements

This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and its respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Exchange-Traded Fund II (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.


                        Performance and Risk Disclosure

There is no assurance that any Fund (individually called a "Fund" and collectively, the "Funds") of the Trust will achieve its investment objective. Each Fund of the Trust is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares may be worth more or less than their original cost.


                            How to Read This Report

This report contains information that may help you evaluate your investment. It includes details about the portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the letter from the President of the Trust, James A. Bowen, together with the portfolio commentary by Robert F. Carey, Chief Investment Officer of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and Mr. Carey are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in each Fund are spelled out in its prospectus.

-------------------------------------------------------------------------------
Shareholder Letter
-------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                                 Annual Report
     For the period August 27, 2007 (inception date) to September 30, 2007



Dear Shareholders:

We believe investment opportunities abound, both here and abroad, affording the potential for exceptional returns for investors. At First Trust Advisors L.P. ("First Trust"), we realize that we must be mindful of the complexities of the global economy and at the same time address the needs of our customers through the types of investments we bring to market.

First Trust is single-minded about providing a range of investment products, including our family of exchange-traded funds ("ETFs"), to help us meet the challenge of maximizing our customers' financial opportunities. Translating investment ideas into products which can deliver performance over the long term while continuing to support our current product line remains a focus for First Trust as we head into the future.

This report gives you information on two series of First Trust Exchange-Traded Fund II, one or both of which you have purchased: the First Trust DJ STOXX(R) Select Dividend 30 Index Fund ("FDD") and the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund ("FFR"). We are proud to bring these unique investments to our customers, and are pleased you have chosen FDD and/or FFR for a portion of your investment portfolio.

The report you hold will give you detailed information about the two ETFs mentioned above. I encourage you to read this report and discuss it with your financial advisor. First Trust will continue to offer you current information about your investment, as well as new opportunities in the financial marketplace, through your financial advisor. We value our relationship with you and appreciate the opportunity to assist you in achieving your financial goals.


Sincerely,



/s/ James A. Bowen



James A. Bowen
President of First Trust Exchange-Traded Fund II
November 9, 2007

-------------------------------------------------------------------------------
Market Overview
-------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                                 Annual Report
              For the period August 27, 2007 to September 30, 2007



[PHOTO OMMITTED]        Robert F. Carey, CFA
                        Senior Vice President and Chief Investment Officer
                        First Trust Advisors L.P.



Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 21 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.


MARKET OVERVIEW - FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND. The weakness in the dollar had a significant impact on the return of the First Trust DJ STOXX(R) Select Dividend 30 Index Fund ("FDD"). While this type of weakness in the U.S. dollar is beyond the norm for such a narrow scope of time (the month covering the inception of FDD to 9/30/07), this illustrates one of the primary reasons why U.S. investors diversify into non-dollar denominated securities.

The first month of trading for FDD would have been largely uneventful had it not been for a shift in the Federal Reserve Board's (the "Fed") monetary policy which was not well received by foreign investors. The Fed cut the federal funds target rate by 50 basis points on September 18, 2007 to 4.75% and again on October 31, 2007 to 4.50%. The added stimulus to the economy was intended to counter the growing weakness in the U.S. housing market and fallout from the surge in non-performing subprime mortgages.

However, foreign investors viewed the rate cut as inflationary in nature. Foreign investors sold out of U.S. securities, which, in turn, drove down the already sluggish U.S. dollar. From August 27 through September 30, 2007, the dollar declined in value by 3.82% against the Euro -- a significant drop for such a short time span, as mentioned above. Since FDD's inception, the U.S. dollar also declined 3.70% versus a basket of major currencies (U.S. Trade-Weighted Index), nearly matching the decline against the Euro.


MARKET OVERVIEW - FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND. The First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund ("FFR") posted a high return in its first month of trading compared to the broad market. The strong performance was driven by Asia and North America. Europe was down slightly. Of the three regions, Asia has been the best-performing commercial real estate market so far in 2007. North America and Europe have experienced more inflationary pressures than Asia. The European Central Bank (the "ECB"), in particular, has been steadfast in boosting its lending rates in an effort to curb inflation. While the Fed did lower its federal funds target rate by 50 basis points in September, the ECB did not follow suit. Real estate, like many debt securities, can depreciate in value in the face of rising interest rates. We do not believe that current rate levels are problematic at this time.

The U.S. dollar declined 3.70% versus a basket of major currencies (U.S. Trade-Weighted Index) since FFR's inception. The weakness in the dollar did contribute to FFR's high return, especially in regards to the holdings in Asia. While this type of weakness in the U.S. dollar is beyond the norm for such a narrow scope of time (the month covering the inception of FFR to 9/30/07), this illustrates one of the primary reasons why U.S. investors diversify into non-dollar denominated securities.

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Fund Performance Overview
-------------------------------------------------------------------------------



FDD - FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND

First Trust DJ STOXX(R) Select Dividend 30 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones STOXX(R) Select Dividend 30 Index (the "STOXX Index"). The Shares of the Fund are listed and trade on the American Stock Exchange under the ticker symbol "FDD." The Fund will normally invest at least 90% of its total assets in non-U.S. common stocks that comprise the STOXX Index or in depositary receipts that may include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts, New York shares or global shares representing securities in the Index. The Fund began trading on August 30, 2007.

The STOXX Index consists of 30 securities selected from the Dow Jones STOXX(R) 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which includes the highest dividend-yielding companies across 18 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The STOXX Index is compiled and maintained by STOXX Limited. Only dividend-paying companies in the Dow Jones STOXX(R) 600 Index (including secondary lines of those companies) are considered for inclusion in the STOXX Index. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less.


PERFORMANCE REVIEW

From inception (August 27, 2007) through September 30, 2007, the Fund has posted an NAV return of 3.23%, vs. 6.22% for its benchmark index, the Dow Jones STOXX(R) 600 Index.

The top five performing stocks, over the period ended September 30, 2007, by contribution to return, were StatoilHydro ASA, Vodafone Group PLC, France Telecom SA, RWE AG and Amlin PLC. The worst-performing stocks, by percentage loss, were Alliance & Leicester PLC, DSG International PLC, Independent News & Media PLC, Norske Skogindustrier ASA and Irish Life & Permanent PLC.

Telecommunications services and energy were the best-performing sectors over the period ended September 30, 2007. The energy sector was the best performing sector with a return of 16.3% and an 8.9% average weight in the Fund. Telecommunications services returned 9.6% and had an average weighting of 24.3%. Consumer discretionary, with a 6.6% average weight in the Fund, detracted from performance with a negative return of 15.9%. The materials sector also hurt performance with a negative return of 3.7% and a 7.3% average weighting.

German and Norwegian securities had the biggest contribution to return over the period. German securities contributed +127 basis points to the Fund's return and had a 15.0% average weight. Norwegian securities contributed +103 basis points to the Fund's return and had a 10.7% average weight in the Fund. Irish securities (-94 basis points, 8.4% average weight) and United Kingdom securities (-20 basis points, 29.3% average weight) both detracted from performance.


--------------------------------------------------------------------
Performance as of September 30, 2007
--------------------------------------------------------------------
                                                Since Fund Inception
                                                (August 27, 2007)
FUND PERFORMANCE
NAV                                             3.23%
Market Price                                    3.77%

INDEX PERFORMANCE
Dow Jones STOXX(R) Select Dividend 30 Index     3.04%
Dow Jones STOXX(R) 600 Index                    6.22%
--------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)





------------
"STOXX" and "Dow Jones STOXX(R) Select Dividend 30 Index" are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones STOXX(R) Select Dividend 30 Index, is not sponsored, endorsed, sold or promoted by STOXX or Dow Jones and neither STOXX nor Dow Jones makes any representation regarding the advisability of trading or investing in such product.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FDD - FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND (CONTINUED)


-------------------------------------------------------
Portfolio Sector Allocation as of September 30, 2007
-------------------------------------------------------

SECTOR                                  % OF NET ASSETS

Financials                              35.59%
Telecommunications Services             25.21
Utilities                               13.06
Energy                                   9.38
Materials                                7.01
Consumer Discretionary                   5.77
Industrials                              1.89
Net Other Assets and Liabilities         2.09
                                       ------
     Total                             100.00%
                                       ======


-------------------------------------------------------
Top Ten Portfolio Holdings as of September 30, 2007
-------------------------------------------------------

SECURITY                                % OF NET ASSETS

Vodafone Group PLC                       5.91%
Lloyds TSB Group PLC                     5.82
United Utilities PLC                     5.38
France Telecom SA                        5.33
StatoilHydro ASA                         5.24
Deutsche Telekom AG                      4.77
RWE AG                                   4.36
Eni S.p.A.                               4.14
Belgacom                                 4.10
DSG International PLC                    3.59
                                        -----
     Total                              48.64%
                                        =====



                     GROWTH OF A $10,000 INITIAL INVESTMENT
                      AUGUST 27, 2007 - SEPTEMBER 30, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

INDEX                                                   8/27/07     9/30/07
-----                                                   -------     -------
First Trust DJ STOXX Select Dividend 30 Index Fund      $10,000     $10,323
Dow Jones STOXX Select Dividend 30 Index                 10,000      10,304
Dow Jones STOXX 600 Index                                10,000      10,622


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF SEPTEMBER 30, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 30, 2007 (commencement of trading) through September 30, 2007.

NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
For the Period          0-49 Basis Points       50-99 Basis Points        100-199 Basis Points      >= 200 Basis Points
8/30/07 - 9/30/07               7                       9                          4                       0


NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

For the Period           0-49 Basis Points      50-99 Basis Points        100-199 Basis Points      >= 200 Basis Points
8/30/07 - 9/30/07               1                       0                          0                       0

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------



FFR - FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND

First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Global Real Estate Index (the "FTSE Index"). The Shares of the Fund are listed and trade on the American Stock Exchange under the ticker symbol "FFR." The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE Index or in depositary receipts that may include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts, New York shares or global shares representing securities in the FTSE Index. The Fund began trading on August 30, 2007.

The FTSE Index is compiled and maintained by FTSE International Limited. The FTSE Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or real estate investment trusts ("REITs") in North America, Europe and Asia. As of September 30, 2007, the FTSE Index was comprised of 302 real estate companies domiciled in 22 different countries. The FTSE Index is comprised of the FTSE EPRA/NAREIT North America Series, the FTSE EPRA/NAREIT Europe Series and the FTSE EPRA/NAREIT Asia Series.

FUND PERFORMANCE

From inception (August 27, 2007) through September 30, 2007, the Fund has posted an NAV return of 6.86%, vs. 5.90% for its benchmark index, the S&P Global REIT Index.

The top five performing stocks, over the period ended September 30 2007, by contribution to return, were Sun Hung Kai Properties Ltd, Westfield Group, ProLogis, Simon Property Group, Inc. and Mitsubishi Estate Co., Ltd. The worst-performing stocks, by percentage loss, were British Land Co., PLC, Land Securities Group PLC, Hammerson PLC, Immoeast AG and Fonciere des Regions Group.

The diversified and retail real estate sub-industries had the most positive contribution to return over the period with 260 and 172 basis point contributions, respectively. Diversified real estate had a 37.3% average weight in the Fund while retail real estate had a 21.9% average weight. There were no sectors posting negative returns over the period; however, the specialty real estate (3 basis point contribution) and industrial/office mixed real estate (8 basis point contribution) sub-industries posted smaller contributions to return.

U.S. securities returned 6.6% to the Fund's return (contributing 259 basis points) and had a 37.5% average weight. Hong Kong securities returned 16.1% to the Fund's return (contributing 171 basis points) and had a 10.9% average weight in the Fund. United Kingdom securities and Austrian securities had negative returns over the period. United Kingdom securities reduced the Fund's return by 55 basis points and had an 8.5% average weight in the Fund. Austrian securities had a 1 basis point negative contribution and had a 1.5% average weight in the Fund.

--------------------------------------------------------------------
Performance as of September 30, 2007
--------------------------------------------------------------------
                                                Since Fund Inception
                                                (August 27, 2007)
FUND PERFORMANCE
NAV                                             6.86%
Market Price                                    7.34%

INDEX PERFORMANCE
EPRA/NAREIT Global Real Estate Index            6.93%
S&P Global REIT Index                           5.90%
--------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)



------------
The FTSE EPRA/NAREIT Global Real Estate Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust Advisors L.P. and the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund has obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund. "FTSE(R)","FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange Plc and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FFR - FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND (CONTINUED)


-------------------------------------------------------
Portfolio Sector Allocation as of September 30, 2007
-------------------------------------------------------
SECTOR                                 % OF NET ASSETS

Financials                              97.67%
Industrials                              0.35
Consumer Discretionary                   0.31
Health Care                              0.05
Net Other Assets and Liabilities         1.62
                                       ------
     Total                             100.00%
                                       ======

-------------------------------------------------------
Top Ten Portfolio Holdings as of September 30, 2007
-------------------------------------------------------
SECURITY                               % OF NET ASSETS

Westfield Group                          4.04%
Sun Hung Kai Properties Ltd.             3.43
Mitsubishi Estate Co., Ltd.              3.18
Mitsui Fudosan Co., Ltd.                 2.64
Simon Property Group, Inc.               2.43
Unibail-Rodamco                          2.28
ProLogis European Properties             1.85
Vornado Realty Trust                     1.81
Sumitomo Realty & Development Co., Ltd.  1.81
Land Securities Group PLC                1.77
                                        -----
     Total                              25.24%
                                        =====


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                      AUGUST 27, 2007 - SEPTEMBER 30, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

INDEX                                                        8/27/07    9/30/07
-----                                                        -------    -------
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund   $10,000    $10,686
EPRA/NAREIT Global Real Estate Index                         $10,000    $10,693
S&P Global REIT Index                                        $10,000    $10,590


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF SEPTEMBER 30, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 30, 2007 (commencement of trading) through September 30, 2007.

NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
For the Period                  0-49 Basis Points       50-99 Basis Points        100-199 Basis Points      >= 200 Basis Points
8/30/07 - 9/30/07                        9                      10                        1                           0


NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

For the Period                  0-49 Basis Points       50-99 Basis Points        100-199 Basis Points      >= 200 Basis Points
8/30/07 - 9/30/07                       1                       0                         0                           0

-------------------------------------------------------------------------------
Notes to Fund Performance Overview
-------------------------------------------------------------------------------



Total returns for the period since inception are calculated from the inception date of each Fund. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

First Trust Exchange-Traded Fund II
Understanding Your Fund Expenses
September 30, 2007 (Unaudited)


As a shareholder of First Trust DJ STOXX(R) Select Dividend 30 Index Fund or First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund (collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Hypothetical example is based on an investment of $1,000 invested for the most recent fiscal half-year ended September 30, 2007. The Actual example is based on an investment of $1,000 invested for the period since inception through September 30, 2007.


Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.


Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of the Funds' shares. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Annualized
                                                                                              Expense Ratio    Expenses Paid
                                                                          Ending              Based on the     During the Period
                                                           Beginning      Account Value       Number of Days   Ended
                                                           Account Value  September 30, 2007  in the Period(c) September 30, 2007(d)
------------------------------------------------------------------------------------------------------------------------------------

FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND
Actual                                                     $1,000.00 (a)   $1,032.30          0.60%           $0.58
Hypothetical (5% return before expenses)                   $1,000.00 (b)   $1,022.06          0.60%           $3.04


FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
Actual                                                     $1,000.00 (a)   $1,068.60          0.60%           $0.60
Hypothetical (5% return before expenses)                   $1,000.00 (b)   $1,022.06          0.60%           $3.04


(a) Beginning account value as of inception date of August 27, 2007.

(b) Beginning account value as of April 1, 2007.

(c) These expense ratios reflect expense caps.

(d) Actual expenses are equal to the annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 35/365 (to reflect the actual period August 27, 2007 to September 30, 2007). Hypothetical expenses are assumed for the most recent fiscal half-year.

First Trust DJ STOXX(R) Select Dividend 30 Index Fund
Portfolio of Investments
September 30, 2007


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------


             COMMON STOCKS--97.9%
             AUSTRIA--7.7%
      917    Boehler-Uddeholm AG                      $   96,029
    3,409    Telekom Austria AG                           89,200
      968    Wienerberger AG                              60,541
                                                      ----------
                                                         245,770
                                                      ----------
             BELGIUM--4.1%
    2,829    Belgacom SA                                 131,266
                                                      ----------
             DENMARK--1.8%
    1,414    Danske Bank A/S                              57,408
                                                      ----------
             FRANCE--5.3%
    5,092    France Telecom SA                           170,558
                                                      ----------
             GERMANY--15.5%
      765    Deutsche Bank AG                             98,591
    7,772    Deutsche Telekom AG                         152,716
      575    E.ON AG                                     106,311
    1,240    RWE AG                                      139,597
                                                      ----------
                                                         497,215
                                                      ----------
             IRELAND--7.8%
    2,420    Allied Irish Banks PLC                       58,663
    3,286    Bank of Ireland Group                        60,913
   18,838    Independent News & Media PLC                 70,110
    2,760    Irish Life & Permanent PLC                   61,199
                                                      ----------
                                                         250,885
                                                      ----------
             ITALY--7.0%
    3,575    Eni S.p.A.                                  132,490
   28,865    Unipol Gruppo Finanziario S.p.A.             90,552
                                                      ----------
                                                         223,042
                                                      ----------
             NORWAY--11.0%
    7,415    DnB NOR ASA                                 113,744
    6,606    Norske Skogindustrier ASA                    70,701
    4,916    StatoilHydro ASA                            167,553
                                                      ----------
                                                         351,998
                                                      ----------
             SWEDEN--2.4%
    6,434    Fabege AB                                    76,630
                                                      ----------
             SWITZERLAND--6.1%
    1,130    Ciba Specialty Chemicals AG                  57,604
      195    Swisscom AG                                  74,156
      212    Zurich Financial Services AG                 63,595
                                                      ----------
                                                         195,355
                                                      ----------


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------


             UNITED KINGDOM--29.2%
    6,450    Alliance & Leicester PLC                 $  104,518
   11,922    Amlin PLC                                    80,373
   16,774    Lloyds TSB Group PLC                        186,182
   41,555    DSG International PLC                       114,779
    4,728    Provident Financial PLC                      86,481
   12,015    United Utilities PLC                        172,078
   52,337    Vodafone Group PLC                          188,998
                                                      ----------
                                                         933,409
                                                      ----------

             RIGHTS--0.0%
             AUSTRIA--0.0%
      968    Wienerberger AG-Rights                            0
                                                      ----------

             TOTAL INVESTMENTS--97.9%
             (Cost $3,036,447)                         3,133,536
             NET OTHER ASSETS AND LIABILITIES--2.1%       66,786
                                                      ----------
             NET ASSETS--100.0%                       $3,200,322
                                                      ==========



                                            % of
Industry                                    Net Assets
------------------------------------------------------
Diversified Telecommunications               19.3%
Commercial Banks                             18.2
Multi-Utilities                               9.7
Oil, Gas & Consumable Fuels                   9.4
Insurance                                     9.2
Wireless Telecommunication Services           5.9
Specialty Retail                              3.6
Electric Utilities                            3.3
Capital Markets                               3.1
Metals & Mining                               3.0
Consumer Finance                              2.7
Real Estate Management & Development          2.4
Media                                         2.2
Paper & Forest Products                       2.2
Building Products                             1.9
Chemicals                                     1.8
-------------------------------------------------
Total Investments                            97.9
Net Other Asset and Liabilities               2.1
                                            -----
Total                                       100.0%
                                            =====


Page 10                 See Notes to Financial Statements.

First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
Portfolio of Investments
September 30, 2007


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------

             COMMON STOCKS--98.4%
             AUSTRALIA--12.6%
    3,678    Abacus Property Group                    $    6,266
    2,701    Australand Property Group                     5,560
    2,873    Babcock & Brown Japan Property Trust          4,372
    1,756    Bunnings Warehouse Property Trust             3,631
    4,923    Centro Properties Group                      32,195
    6,605    Centro Retail Group                           9,553
    9,766    CFS Retail Property Trust                    20,711
    9,407    Commonwealth Property Office Fund            13,898
   16,863    DB RREEF Trust                               30,076
    1,520    FKP Property Group                            9,334
    5,988    Galileo Shopping America Trust                5,632
    9,861    Goodman Group                                60,464
   11,893    GPT Group                                    53,822
    6,416    ING Industrial Fund                          16,112
    7,051    ING Office Fund                              11,137
    7,593    Macquarie CountryWide Trust                  13,408
    5,415    Macquarie DDR Trust                           5,646
   11,647    Macquarie Office Trust                       16,174
    5,910    Mirvac Group                                 28,581
    3,659    Multiplex Group                              16,267
    8,450    Stockland                                    67,483
    1,392    Sunland Group Ltd.                            5,003
    1,998    Tishman Speyer Office Fund                    3,900
    8,868    Valad Property Group                         15,738
   11,224    Westfield Group                             216,125
                                                      ----------
                                                         671,088
                                                      ----------
             AUSTRIA--1.2%
      508    CA Immobilien Anlagen AG (a)                 13,466
      497    Conwert Immobilien Invest AG (a)              9,185
    2,674    Immofinanz Immobilien Analagen AG (a)        33,364
       13    Sparkassen Immo Invest Genusscheine           1,817
      397    Sparkassen Immobilien AG (a)                  4,642
                                                      ----------
                                                          62,474
                                                      ----------

             BELGIUM--0.4%
       76    Befimmo S.C.A                                 7,904
       46    Cofinimmo SA                                  8,138
       40    Intervest Offices NV                          1,643
       12    Leasinvest Real Estate S.C.A.                 1,237
       38    Warehouses De Pauw S.C.A.                     2,601
       12    Wereldhave Belgium S.C.A.                     1,011
                                                      ----------
                                                          22,534
                                                      ----------


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------


             BERMUDA--1.8%
    1,761    Great Eagle Holdings Ltd.                $    6,683
    9,922    Hongkong Land Holdings Ltd.                  44,847
    2,246    Hopson Development Holdings Ltd.              7,483
    3,083    Kerry Properties Ltd.                        23,676
      245    Orient-Express Hotels Ltd.                   12,561
                                                      ----------
                                                          95,250
                                                      ----------
             CANADA--3.4%
      145    Allied Properties Real Estate
                Investment Trust                           3,217
      301    Boardwalk Real Estate Investment             14,329
    1,734    Brookfield Properties                        43,060
      436    Calloway Real Estate Investment
                Trust                                     10,867
      210    Canadian Hotel Income Properties
             Real Estate Investment Trust                  4,030
      352    Canadian Real Estate Investment
                Trust                                     10,599
      353    Canadian Apartment Properties Real
                Estate Investment Trust                    6,779
      546    Chartwell Seniors Housing Real
                Estate Investment Trust                    7,026
      260    Cominar Real Estate Investment Trust          5,604
       98       Dundee Real Estate Investment Trust        3,816
      352    Extendicare Real Estate Investment
                Trust                                      5,269
      780    H&R Real Estate Investment Trust             18,664
      326    InnVest Real Estate Investment Trust          3,933
      258    Morguard Real Estate Investment
                Trust                                      3,556
      131    Northern Property Real Estate
                Investment Trust                           3,082
      360    Primaris Retail Real Estate Investment
                Trust                                      6,703
    1,215    RioCan Real Estate Investment
                Trust                                     30,355
                                                      ----------
                                                         180,889
                                                      ----------
             CAYMAN ISLANDS--2.0%
    8,729    Agile Property Holdings Ltd.                 18,325
    8,720    China Resources Land Ltd.                    18,172
   19,062    Country Garden Holdings, Co., Ltd. (a)       32,416
    6,645    New World China Land Ltd.                     6,368
    7,673    Shimao Property Holdings Ltd.                23,343
    7,314    Shui On Land Ltd.                             8,900
                                                      ----------
                                                         107,524
                                                      ----------
             DENMARK--0.1%
      309    Keops A/S (a)                                 1,419
      163    TK Development A/S (a)                        3,102
                                                      ----------
                                                           4,521
                                                      ----------


                        See Notes to Financial Statements.              Page 11

First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
Portfolio of Investments
September 30, 2007


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             FINLAND--0.3%
      960    Citycon Oyj                              $    6,119
      484    Sponda Oyj                                    6,729
      246    Technopolis Oyj                               2,147
                                                      ----------
                                                          14,995
                                                      ----------
             FRANCE--4.0%
      252    Acanthe Developpement SA                      1,060
       23    Affine Group                                  1,443
      121    Fonciere des Regions Group                   17,730
       73    Gecina SA                                    12,387
      154    Icade                                        11,221
      403    Klepierre LLC                                23,118
      170    Mercialys                                     6,579
       30    Societe de la Tour Eiffel                     5,275
       76    Societe Immobiliere de Location
               pour l'Industrie et le Commerce            12,774
      474    Unibail-Rodamco S.A.                        121,993
                                                      ----------
                                                         213,580
                                                      ----------
             GERMANY--0.9%
      163    Alstria Office AG (a)                         3,026
      128    Colonia Real Estate AG (a)                    4,955
      200    Deutsche Euroshop AG                          7,386
      110    Deutsche Wohnen AG                            4,753
      125    DIC Asset AG                                  4,365
      506    IVG Immobilien AG                            18,940
      152    Patrizia Immobilien AG                        2,328
      112    Vivacon AG                                    2,915
                                                      ----------
                                                          48,668
                                                      ----------
             GREECE--0.1%
      148    Babis Vovos International
               Construction S.A. (a)                       5,090
       43    Eurobank Properties Real Estate
             Investment Co.                                  838
       77    Lamda Development S.A.                        1,691
                                                      ----------
                                                           7,619
                                                      ----------
             GUERNSEY--0.7%
    1,356    Assura Group Ltd.                             5,757
    1,713    F&C Commercial Property
                Trust Ltd.                                 4,223
    1,931    ING UK Real Estate Income
                Trust Ltd.                                 4,010
    2,060    Invista Foundation Property
                Trust Ltd.                                 4,731
      331    ISIS Property Trust Ltd.                        914
      483    ISIS Property Trust 2 Ltd.                    1,223
       69    Mapeley Ltd.                                  2,979
      606    Standard Life Investment Property
                Income Trust PLC                           1,398
      581    Stobart Group Ltd.                            1,759


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------


             GUERNSEY (CONTINUED)
      832    Teesland Advantage Property
                Income Trust Ltd.                     $    1,796
    1,113    UK Balanced Property Trust
                (The) Ltd.                                 3,826
    1,538    UK Commercial Property Trust
                Ltd.                                       2,643
                                                      ----------
                                                          35,259
                                                      ----------
             HONG KONG--8.6%
    7,989    Champion Real Estate Investment Trust         4,542
   21,483    China Overseas Land & Investment Ltd.        49,024
   12,066    Hang Lung Properties Ltd.                    54,014
    4,527    Henderson Land Development Co., Ltd.         35,901
    4,627    Hysan Development Co., Ltd.                  12,827
    3,352    Kowloon Development Co., Ltd.                 8,555
   16,131    New World Development Co., Ltd.              44,613
    8,685    Shenzhen Investment Ltd.                      7,753
   13,376    Sino Land Co., Ltd.                          33,277
   10,884    Sun Hung Kai Properties Ltd.                183,411
   12,452    Link (The) REIT                              27,390
                                                      ----------
                                                         461,307
                                                      ----------
             ITALY--0.3%
      441    Aedes S.p.A.                                  2,971
    4,462    Beni Stabili S.p.A.                           5,593
      721    Immobiliare Grande Distribuzione              2,827
      639    Risanamento S.p.A. (a)                        4,825
                                                      ----------
                                                          16,216
                                                      ----------
             JAPAN--12.4%
      416    AEON Mall Co., Ltd                           12,712
      337    DAIBIRU Corp.                                 4,242
       83    GOLDCREST Co., Ltd.                           3,815
      840    HEIWA Real Estate, Co., Ltd.                  5,806
        4    Japan Prime Realty Investment Corp.          16,680
        2    Japan Real Estate Investment Corp.           24,028
        2    Japan Retail Fund Investment Corp.           17,412
        1    Kenedix Realty Investment Corp.               6,965
    5,930    Mitsubishi Estate Co., Ltd.                 169,849
    5,081    Mitsui Fudosan Co., Ltd.                    141,108
        3    Nippon Building Fund, Inc.                   43,616
        1    Nippon Commercial Investment Corp.            4,344
        2    Nomura Real Estate Office Fund, Inc.         20,894
        8    NTT Urban Development Corp.                  16,576
        1    ORIX JREIT, Inc.                              6,825
        1    Premier Investment Co.                        7,235
    2,744    Sumitomo Realty & Development Co., Ltd.      96,511
      592    TOC Co., Ltd.                                 5,448
    1,375    Tokyo Tatemono Co., Ltd.                     17,537
    2,297    Tokyu Land Corp.                             23,057


Page 12                 See Notes to Financial Statements.

First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
Portfolio of Investments (Continued)
September 30, 2007


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             JAPAN (CONTINUED)
        1    TOKYU REIT, Inc.                         $    9,751
        1    United Urban Investment Corp.                 6,886
                                                      ----------
                                                         661,297
                                                      ----------
             JERSEY--0.0%
      894    Invesco Property Income Trust Ltd.            1,948
                                                      ----------
             LUXEMBOURG--0.2%
      262    Gagfah SA                                     5,156
      330    ProLogis European Properties                  5,576
                                                      ----------
                                                          10,732
                                                      ----------
             NETHERLANDS--1.5%
      392    Corio NV                                     33,482
      206    Eurocommercial Properties NV                 11,456
      208    Nieuwe Steen Investments NV                   5,793
      681    Plaza Centers (Europe) BV (a)                 2,505
      123    Vastned Offices/Industrial NV                 3,888
       98    VastNed Retail NV 7,888
      121    Wereldhave N.V.                              14,571
                                                      ----------
                                                          79,583
                                                      ----------
             NEW ZEALAND--0.1%
    4,148    Kiwi Income Property Trust                    4,558
                                                      ----------
             NORWAY--0.1%
      420    Norwegian Property ASA                        5,064
                                                      ----------
             POLAND--0.2%
      631    Globe Trade Centre S.A. (a)                  11,332
                                                      ----------
             SINGAPORE--2.6%
    4,539    Allgreen Properties Ltd.                      5,867
    7,400    Ascendas Real Estate Investment Trust        13,599
    5,945    CapitaCommercial Trust                       11,366
    8,020    Capitaland, Ltd.                             44,001
    6,728    CapitaMall Trust                             17,664
    1,558    Guocoland Ltd.                                5,349
    2,064    Keppel Land Ltd.                             11,532
    4,790    Mapletree Logistics Trust                     4,031
    1,000    Singapore Land Ltd.                           6,866
    8,197    Suntec Real Estate Investment Trust          10,760
    3,087    Wing Tai Holdings Ltd.                        8,021
                                                      ----------
                                                         139,056
                                                      ----------
             SPAIN--0.0%
       58    Renta Corporacion Real Estate SA              1,924
                                                      ----------
             SWEDEN--0.9%
    1,002    Castellum AB                                 12,478
    1,040    Fabege AB                                    12,387
      473    Hufvudstaden AB                               5,101


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------



             SWEDEN (CONTINUED)
      728    Klovern AB                               $    2,858
      795    Kungsleden AB                                10,240
      224    Wihlborgs Fastigheter AB                      4,154
                                                      ----------
                                                          47,218
                                                      ----------
             SWITZERLAND--0.5%
       28    Allreal Holding AG                            3,285
      273    PSP Swiss Property AG                        14,491
      112    Swiss Prime Site AG                           6,368
      192    Zueblin Immobilien Holding AG                 1,657
                                                      ----------
                                                          25,801
                                                      ----------
             UNITED KINGDOM--7.5%
      140    A.J. Mucklow Group PLC                          899
      501    Big Yellow Group PLC                          5,123
    3,019    British Land Co., PLC                        72,393
    1,563    Brixton PLC                                  11,584
      414    Capital & Regional PLC                        6,234
      308    CLS Holdings PLC (a)                          3,211
       28    Daejan Holdings PLC                           2,152
      586    Derwent London PLC                           20,094
      237    Development Securities PLC                    2,609
      564    Grainger PLC                                  5,164
    1,055    Great Portland Estates PLC                   12,897
    1,692    Hammerson PLC                                40,573
      555    Helical Bar PLC                               5,187
    2,741    Land Securities Group PLC                    94,328
    2,113    Liberty International PLC                    49,328
      235    Marylebone Warwick Balfour Group PLC (a)      1,296
      932    Minerva PLC (a)                               4,314
      196    Primary Health Properties PLC                 1,396
      754    Quintain Estates & Development PLC           11,416
    2,522    Segro PLC                                    25,774
      778    Shaftesbury PLC                               7,887
      528    St. Modwen Properties PLC                     5,134
      716    Unite Group PLC                               5,292
    1,010    Workspace Group PLC                           6,546
                                                      ----------
                                                         400,831
                                                      ----------
             UNITED STATES--36.0%
      187    Acadia Realty Trust                           5,073
       45    Agree Realty Corp.                            1,410
       12    Alexander's, Inc. (a)                         4,626
      171    Alexandria Real Estate Equities, Inc.        16,460
      576    AMB Property Corp.                           34,451
      137    American Campus Communities, Inc.             4,013
      760    American Financial Realty Trust               6,118
      566    Apartment Investment & Management Co.        25,544
    1,299    Archstone-Smith Trust                        78,122
      714    Ashford Hospitality Trust                     7,176
      102    Associated Estates Realty Corp.               1,330
      458    AvalonBay Communities, Inc.                  54,071


                        See Notes to Financial Statements.               Page 13

First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
Portfolio of Investments (Continued)
September 30, 2007


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             UNITED STATES (CONTINUED)
      382    BioMed Realty Trust, Inc.                $    9,206
      693    Boston Properties, Inc.                      72,003
      507    Brandywine Realty Trust                      12,832
      294    BRE Properties, Inc.                         16,443
      327    Camden Property Trust                        21,010
      381    CBL & Associates Properties, Inc.            13,354
      257    Cedar Shopping Centers, Inc.                  3,500
      274    Colonial Properties Trust                     9,398
      274    Corporate Office Properties Trust            11,407
      715    Corrections Corp. of America (a)             18,712
      225    Cousins Properties, Inc.                      6,606
      973    DCT Industrial Trust, Inc.                   10,187
      728    Developers Diversified Realty Corp.          40,673
      551    DiamondRock Hospitality Co.                   9,593
      354    Digital Realty Trust, Inc.                   13,944
      320    Douglas Emmett, Inc.                          7,914
      797    Duke Realty Corp.                            26,947
      138    EastGroup Properties, Inc.                    6,246
      166    Education Realty Trust, Inc.                  2,241
      154    Entertainment Properties Trust                7,823
      321    Equity Inns, Inc.                             7,248
      142    Equity Lifestyle Properties, Inc.             7,356
      215    Equity One, Inc.                              5,848
    1,615    Equity Residential                           68,411
      147    Essex Property Trust, Inc.                   17,283
      378    Extra Space Storage, Inc.                     5,817
      327    Federal Realty Investment Trust              28,972
      361    FelCor Lodging Trust, Inc.                    7,195
      264    First Industrial Realty Trust, Inc.          10,262
      141    First Potomac Realty Trust                    3,074
      449    Forest City Enterprises, Inc., Class A       24,767
    1,428    General Growth Properties, Inc.              76,569
      108    Getty Realty Corp.                            2,938
      219    Glimcher Realty Trust                         5,147
      242    GMH Communities Trust                         1,876
    1,197    HCP, Inc.                                    39,704
      469    Health Care REIT, Inc.                       20,749
      278    Healthcare Realty Trust, Inc.                 7,411
      237    Hersha Hospitality Trust                      2,346
      330    Highwoods Properties, Inc.                   12,101
      246    Hilltop Holdings, Inc. (a)                    2,888
      196    Home Properties, Inc.                        10,227
      547    Hospitality Properties Trust                 22,236
    3,051    Host Hotels & Resorts, Inc.                  68,464
    1,223    HRPT Properties Trust                        12,095
      379    Inland Real Estate Corp.                      5,871
      281    Investors Real Estate Trust                   3,035
      189    Kilroy Realty Corp.                          11,459
    1,475    Kimco Realty Corp.                           66,685
      168    Kite Realty Group Trust                       3,158
      233    LaSalle Hotel Properties                      9,805
      373    Lexington Realty Trust                        7,464
      536    Liberty Property Trust                       21,553
      137    LTC Properties, Inc.                          3,243


                                                      Market
   Shares    Description                              Value
----------------------------------------------------------------


             UNITED STATES (CONTINUED)
      418    Macerich (The) Co.                       $   36,608
      396    Mack-Cali Realty Corp.                       16,276
      274    Maguire Properties, Inc.                      7,077
      287    Medical Properties Trust, Inc.                3,823
      148    Mid-America Apartment Communities, Inc.       7,378
       55    National Healthcare Corp.                     2,826
      389    National Retail Properties, Inc.              9,484
      530    Nationwide Health Properties, Inc.           15,969
      396    OMEGA Healthcare Investors, Inc.              6,150
       93    Parkway Properties, Inc.                      4,105
      226    Pennsylvania Real Estate Investment Trust     8,800
      252    Post Properties, Inc.                         9,752
    1,493    ProLogis                                     99,061
       93    PS Business Parks, Inc.                       5,287
      744    Public Storage                               58,516
      108    Ramco-Gershenson Properties                   3,374
      588    Realty Income Corp.                          16,435
      400    Regency Centers Corp.                        30,700
      152    Republic Property Trust                       2,230
       77    Saul Centers, Inc.                            3,966
      482    Senior Housing Properties Trust              10,633
    1,301    Simon Property Group, Inc.                  130,101
      347    SL Green Realty Corp.                        40,519
      126    Sovran Self Storage, Inc.                     5,776
      433    Strategic Hotels & Resorts, Inc.              8,915
      106    Sun Communities, Inc.                         3,188
      349    Sunstone Hotel Investors, Inc.                8,948
      182    Tanger Factory Outlet Centers, Inc.           7,387
      231    Taubman Centers, Inc.                        12,647
      784    UDR, Inc.                                    19,067
       68    Universal Health Realty Income Trust          2,416
      109    Urstadt Biddle Properties                     1,686
      332    U-Store-It Trust                              4,382
      776    Ventas, Inc.                                 32,126
      883    Vornado Realty Trust                         96,556
      272    Washington Real Estate Investment Trust       9,025
      499    Weingarten Realty Investors                  20,689
      286    Winthrop Realty Trust, Inc.                   1,925
                                                      ----------
                                                      $1,925,493
                                                      ----------

             Total Investments--98.4%
             (Cost $4,928,446)                         5,256,761
             Net Other Assets and Liabilities--1.6%       86,405
                                                      ----------
             Net Assets--100.0%                       $5,343,166
                                                      ==========

(a) Non-income producing security.

REIT- Real Estate Investment Trust


Page 14                 See Notes to Financial Statements.

First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
Portfolio of Investments (Continued)
September 30, 2007



                                            % of
Industry                                    Net Assets
------------------------------------------------------
Real Estate Investment Trusts                67.3%
Real Estate Management & Development         30.2
Commercial Services & Supplies                0.3
Hotels, Restaurants & Leisure                 0.2
Capital Markets                               0.1
Health Care Providers & Services              0.1
Household Durables                            0.1
Insurance 0.1
------------------------------------------------------
Total Investments                            98.4
Net Other Asset and Liabilities               1.6
                                            -----
Total                                       100.0%
                                            =====



                        See Notes to Financial Statements.               Page 15

First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities
September 30, 2007

                                                                       First Trust            First Trust
                                                                       DJ STOXX(R)            FTSE EPRA/NAREIT
                                                                       Select Dividend 30     Global Real Estate
                                                                       Index Fund             Index Fund
                                                                       ------------------     ------------------
ASSETS:
Investments at value                                                   $ 3,133,536            $ 5,256,761
Cash                                                                        67,801                 44,915
Foreign currency at value                                                       --                 23,495
Receivables:
Investment securities sold                                                      --                 35,469
Dividends                                                                    4,928                 14,155
From investment advisor                                                     52,139                 48,855
                                                                       -----------            -----------
Total Assets                                                             3,258,404              5,423,650
                                                                       -----------            -----------

LIABILITIES:
Payables:
Investment securities purchased                                              4,307                 28,960
Investment advisory fees                                                     1,094                  1,787
Accrued expenses and other liabilities                                      52,681                 49,737
                                                                       -----------            -----------
Total Liabilities                                                           58,082                 80,484
                                                                       -----------            -----------

NET ASSETS                                                             $ 3,200,322            $ 5,343,166
                                                                       ===========            ===========

NET ASSETS consist of:
Paid-in capital                                                        $ 3,098,987            $ 4,999,100
Par value                                                                    1,033                  1,000
Accumulated net investment income (loss)                                     3,144                 14,735
Accumulated net realized gain (loss) on investments                             --                 (1,389)
Net unrealized appreciation (depreciation) on investments, foreign currency transactions and translation of assets and liabilities
     denominated in foreign currencies                                      97,158                329,720
                                                                       -----------            -----------
NET ASSETS                                                             $ 3,200,322            $ 5,343,166
                                                                       ===========            ===========

NET ASSET VALUE, per share                                             $     30.97            $     53.43
                                                                       ===========            ===========

Number of shares outstanding
(unlimited number of shares authorized, par value $0.01 per share)         103,334                100,002
                                                                       -----------            -----------

Investments at cost                                                    $ 3,036,447            $ 4,928,446
                                                                       ===========            ===========
Foreign currency at cost                                               $        --            $    22,349
                                                                       ===========            ===========



Page 16                 See Notes to Financial Statements.

First Trust Exchange-Traded Fund II
Statements of Operations


                                                                       First Trust            First Trust
                                                                       DJ STOXX(R)            FTSE EPRA/NAREIT
                                                                       Select Dividend 30     Global Real Estate
                                                                       Index Fund             Index Fund
                                                                       ------------------     ------------------
                                                                       For the Period         For the Period
                                                                       August 27, 2007 (a)    August 27, 2007 (a)
                                                                       through                through
                                                                       September 30, 2007     September 30, 2007
                                                                       ------------------     ------------------

INVESTMENT INCOME:
Dividends (b)                                                          $     4,859            $    17,091
                                                                       -----------            -----------
Total investment income                                                      4,859                 17,091
                                                                       -----------            -----------

EXPENSES:
Audit fees                                                                  25,000                 27,500
Tax fees                                                                     4,250                  4,250
Printing fees                                                                7,500                  7,500
Licensing fees                                                               6,575                    536
Trustees' fees and expenses                                                  5,216                  5,219
Legal fees                                                                   2,150                  2,192
Investment advisory fees                                                     1,094                  1,787
Listing fees                                                                   932                    932
Custodian fees                                                                 277                    589
Accounting and administration fees                                             137                    223
Registration and filing fees                                                    95                    153
Transfer agent fees                                                             14                     22
Other expenses                                                                 540                    631
                                                                       -----------            -----------
Total  expenses                                                             53,780                 51,534
Less fees waived and expenses reimbursed by the investment advisor         (52,139)               (48,855)
                                                                       -----------            -----------
Net expenses                                                                 1,641                  2,679
                                                                       -----------            -----------

NET INVESTMENT INCOME (LOSS)                                                 3,218                 14,412
                                                                       -----------            -----------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                        (74)                (1,066)
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 97,089                328,315
Foreign currency translation                                                    69                  1,405
                                                                       -----------            -----------
Net change in unrealized appreciation (depreciation)                        97,158                329,720
                                                                       -----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                     97,084                328,654
                                                                       -----------            -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                                        $   100,302            $   343,066
                                                                       ===========            ===========

(a) Inception date
(b) Net of foreign withholding tax of $371 for the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund.


                        See Notes to Financial Statements.               Page 17

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets



                                                                       First Trust            First Trust
                                                                       DJ STOXX(R)            FTSE EPRA/NAREIT
                                                                       Select Dividend 30     Global Real Estate
                                                                       Index Fund             Index Fund
                                                                       ------------------     ------------------
                                                                       For the Period         For the Period
                                                                       August 27, 2007 (a)    August 27, 2007 (a)
                                                                       through                through
                                                                       September 30, 2007     September 30, 2007
                                                                       ------------------     ------------------

OPERATIONS:
Net investment income (loss)                                           $     3,218            $    14,412
Net realized gain (loss)                                                       (74)                (1,066)
Net change in unrealized appreciation (depreciation)                        97,158                329,720
                                                                       -----------            -----------
Net increase (decrease) in net assets resulting from operations            100,302                343,066
                                                                       -----------            -----------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold                                                3,100,020              5,000,100
                                                                       -----------            -----------
Net increase (decrease) in net assets resulting from shareholder
     transactions                                                        3,100,020              5,000,100
                                                                       -----------            -----------

Net increase (decrease) in net assets                                    3,200,322              5,343,166

NET ASSETS:
Beginning of period                                                             --                     --
                                                                       -----------            -----------

End of period                                                          $ 3,200,322            $ 5,343,166
                                                                       ===========            ===========

Accumulated net investment income (loss) at end of period              $     3,144            $    14,735
                                                                       ===========            ===========


CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period                                         --                     --
Shares sold                                                                103,334                100,002
Shares repurchased                                                              --                     --
                                                                       -----------            -----------
Shares outstanding, end of period                                          103,334                100,002
                                                                       ===========            ===========

(a) Inception date.


Page 18                 See Notes to Financial Statements.

First Trust Exchange-Traded Fund II
Financial Highlights
For a Share outstanding throughout the period



First Trust DJ STOXX(R) Select Dividend 30 Index Fund


                                                           For the Period
                                                           August 27, 2007 (a)
                                                           through
                                                           September 30, 2007
                                                           -------------------
Net asset value, beginning of period                       $      30.00
                                                           ------------
Income from investment operations:
Net investment income (loss) (b)                                   0.03
Net realized and unrealized gain (loss)                            0.94
                                                           ------------
Total from investment operations                                   0.97
                                                           ------------

Net asset value, end of period                             $      30.97
                                                           ============

TOTAL RETURN (c)                                                   3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                       $      3,200
Ratios to average net assets:
Ratio of total expenses to average net assets                     19.64%(d)
Ratio of net expenses to average net assets                        0.60%(d)
Ratio of net investment income to average net assets               1.18%(d)
Portfolio turnover rate (e)                                           0%



First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund


                                                           For the Period
                                                           August 27, 2007 (a)
                                                           through
                                                           September 30, 2007
                                                           -------------------
Net asset value, beginning of period                       $      50.00
                                                           ------------
Income from investment operations:
Net investment income (loss) (b)                                   0.14
Net realized and unrealized gain (loss)                            3.29
                                                           ------------
Total from investment operations                                   3.43
                                                           ------------

Net asset value, end of period                             $      53.43
                                                           ============

TOTAL RETURN (c)                                                   6.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                       $      5,343
Ratios to average net assets:
Ratio of total expenses to average net assets                     11.51%(d)
Ratio of net expenses to average net assets                        0.60%(d)
Ratio of net investment income to average net assets               3.22%(d)
Portfolio turnover rate (e)                                           1%


(a)  Inception date.

(b)  Based on average shares outstanding.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)  Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                        Notes to Financial Statements.                   Page 19


--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2007



                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 20, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Both Funds within the Trust had an inception date of August 27, 2007, with commencement of trading on August 30, 2007.

The Trust currently consists of two funds:
 First Trust DJ STOXX(R) Select Dividend 30 Index Fund-(AMEX ticker "FDD") First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund-(AMEX ticker "FFR")

Each fund represents a separate series of beneficial interest in the Trust (the "Fund" or collectively, the "Funds"). Each Fund's shares are listed and traded on the American Stock Exchange ("AMEX"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (" NAV"), only in large specified blocks consisting of 100,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:


FUND                                                                            INDEX
First Trust DJ STOXX(R) Select Dividend 30 Index Fund                           Dow Jones STOXX(R) Select
Dividend 30 Index First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund    FTSE EPRA/NAREIT Global Real Estate Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


A. Portfolio Valuation

Each Fund's NAV is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ(R) Stock Market, Inc. ("NASDAQ(R)") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ(R) are valued at the NASDAQ(R) Official Closing Price as determined by NASDAQ(R). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ(R), are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in the prices used by a Fund differing from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2007



Valuing a Fund's securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund's performance and the performance of the Index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect the Fund's ability to track the Index.


B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.


C. Dividends and Distribution to Shareholders

Dividends from net investment income of the Funds, if any, are declared and paid quarterly by the First Trust DJ STOXX(R) Select Dividend 30 Index Fund and semi-annually by the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

There were no distributions paid during the period ended September 30, 2007.

As of September 30, 2007, the components of distributable earnings on a tax basis for the Funds were as follows:


                                                                                Accumulated    Net Unrealized
                                                             Undistributed      Capital        Appreciation
                                                             Ordinary Income    Gain (Loss)    (Depreciation)
                                                             ---------------    -----------    --------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund        $         4,004    $       --     $       96,298
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund            39,936        (1,389)           304,519


D. Income Taxes

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes.

In June 2006, Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" - an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of September 30, 2007, management has evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact resulting from the adoption of this interpretation on the Funds' financial statements.

At September 30, 2007, for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the year indicated. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

                                                             Capital Loss
                                                             Available Through
                                                             September 30, 2015
                                                             ------------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund        $           --
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund            1,389

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2007



In order to present accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. For the period ended September 30, 2007, the adjustments were as follows:

                                                                                Accumulated
                                                               Accumulated      Net Realized
                                                               Net Investment   Gain (Loss)
                                                               Income (Loss)    on Investments
                                                               --------------   --------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund          $        (74)    $          74
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund              323              (323)


E. Expenses

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the average net assets of each Fund. First Trust has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUNDS                                                          LICENSOR
First Trust DJ STOXX(R) Select Dividend 30 Index Fund          STOXX Limited
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund     FTSE International Limited

The license agreements allow for the use by First Trust Advisors L.P. ("First Trust") of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements. As such, the Funds pay licensing fees, which are shown on the Statements of Operations.

F. Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.


          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust (or the "Advisor") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Management Agreement. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the Funds.

For these services, First Trust will receive annual fees from each Fund equal to 0.40% of such Fund's average daily net assets.

The Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement in which the Advisor has agreed to waive fees and/or reimburse the Funds to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.60% of average daily net assets per year (the "Expense Cap").

Each Fund's Expense Cap will be in effect for at least until August 30, 2009. Expenses borne by the Advisor are subject to reimbursement by the Funds up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap.

For the period ended September 30, 2007, the advisory fee waivers and reimbursements of expenses (in order to maintain the Expense Caps) were as follows:

                                                               Advisory          Expense
                                                               Fee Waivers       Reimbursements
                                                               ----------------  --------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund          $    1,094        $    51,045
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund          1,787             47,068

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2007



The Bank of New York is the administrator, custodian, fund accountant and transfer agent for each Fund. Effective July 2, 2007, The Bank of New York merged with Mellon Financial Corporation and the combined entity was named The Bank of New York Mellon Corporation.

The Trust, on behalf of the Funds, has entered into an agreement with PFPC, Inc. ("PFPC"), whereby PFPC will provide certain administrative services to the Trust and the Funds in connection with the Board's meetings and other related matters.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, Thomas R. Kadlec is paid $10,000 annually to serve as the Lead Independent Trustee and Niel B. Nielson is paid $5,000 annually to serve as the chairman of the Audit Committee, with such compensation paid by the funds in the First Trust Fund Complex and divided among those funds. Independent Trustees are also reimbursed by the funds in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings.


                      4. PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2007, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

                                                            Purchases   Sales
                                                            ----------  -------

First Trust DJ STOXX(R) Select Dividend 30 Index Fund       $  100,252  $    --
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund     100,727   74,072


For the period ended September 30, 2007, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

                                                            Purchases   Sales
                                                            ----------  -------

First Trust DJ STOXX(R) Select Dividend 30 Index Fund       $2,936,195  $    --
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund   4,902,822       --


Gains on in-kind transactions are not considered taxable for federal income tax purposes.

As of September 30, 2007, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation (depreciation) on investments were as follows:

                                                                            Net Unrealized   Gross          Gross
                                                                            Appreciation     Unrealized     Unrealized
                                                               Cost         (Depreciation)   Appreciation   Depreciation
                                                               ----------   --------------   ------------   ------------
First Trust DJ STOXX(R) Select Dividend 30 Index Fund          $3,037,307   $      96,229    $    196,335   $   (100,106)
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund      4,953,647         303,114         342,176        (39,062)


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 100,000 shares. In order to purchase Creation Units of a Fund, an investor must deposit (i) cash in lieu of all or a portion of the Deposit Securities, as defined below, and/or (ii) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make a cash payment referred to as the "Cash Component." Purchasers of Creation Units must pay a creation fee (the "Creation Transaction Fee"), which is currently $4,000 for the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund and $500 for the First Trust DJ STOXX(R) Select Dividend 30 Index Fund, regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------


                      First Trust Exchange-Traded Fund II
                               September 30, 2007



costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay a redemption transaction fee (the "Redemption Transaction Fee"), which is currently $4,000 for the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund and $500 for the First Trust DJ STOXX(R) Select Dividend 30 Index Fund, regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2009.


                               7. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.


                             8. CONCENTRATION RISK

Each Fund may be concentrated in stocks of companies in an individual industry or sector if the Fund's corresponding index is concentrated in an individual industry or sector. You should be aware that an investment in a portfolio that is concentrated in an individual industry or sector involves additional risk, including limited diversification.

--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders of First Trust
Exchange-Traded Fund II:



We have audited the accompanying statements of assets and liabilities of First Trust Exchange-Traded Fund II, comprising First Trust DJ Stoxx(R) Select Dividend 30 Index Fund and First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund (collectively, the "Funds"), including the portfolios of investments, as of September 30, 2007, and the related statements of operations and changes in net assets and the financial highlights for the period August 27, 2007 (inception) through September 30, 2007. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the Funds' custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Exchange-Traded Fund II as of September 30, 2007, the results of their operations, changes in their net assets, and the financial highlights for the period August 27, 2007 (inception) through September 30, 2007, in conformity with accounting principles generally accepted in the United States of America.


/s/  Deloitte & Touche LLP


Chicago, Illinois
November 9, 2007

--------------------------------------------------------------------------------
Additional Information (Unaudited)
--------------------------------------------------------------------------------


                       First Trust Exchange-Traded Fund II
                               September 30, 2007



                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.


                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available (1) by calling
(800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.


                               ADVISORY AGREEMENT

Board Considerations Regarding Approval of First Trust Exchange-Traded Fund II's Advisory Contract

The Board of Trustees of the First Trust Exchange-Traded Fund
II (the "Trust"), including the Independent Trustees, approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") on behalf of the First Trust DJ STOXX(R) Select Dividend 30 Index Fund and the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund (each a "Fund" and collectively, the "Funds") for an initial two-year term at a meeting held on April 16, 2007. The Board of Trustees determined for each Fund that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of trustees have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services to be provided by First Trust (including the relevant personnel responsible for these services and their experience); the proposed advisory fee as compared to fees charged by investment advisers to comparable funds and as compared to fees charged to other First Trust clients; estimated expenses of each Fund as compared to those of comparable funds; the nature of expenses to be incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on First Trust; fall-out benefits to First Trust and First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust with respect to each Fund. The Board also applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement for each Fund, the Board considered the nature, extent and quality of services to be provided under the Agreement, and noted that First Trust's employees provide management services to other investment companies, including other exchange-traded funds ("ETFs"), in the First Trust complex with diligence and care. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Funds. It also considered the efforts expended by First Trust in organizing the Trust and making arrangements for entities to provide services to the Funds. Since each Fund is newly organized, the Board did not consider investment performance of the Funds, but the Board did consider performance of the applicable index for each Fund. The Board concluded it was comfortable that First Trust had the capabilities and resources to oversee the operations of each Fund, including the services to be provided by other service providers.

For each Fund, the Trustees also reviewed information showing the advisory fee and estimated expense ratio of the Fund as compared to those of a peer group. They noted that the peer group for each Fund consisted solely of other ETFs. The Board considered the limitations of each peer group, including the small number of funds. The Board noted the services to be provided by First Trust to each Fund for the annual advisory fee of 0.40% of the Fund's average daily net assets. The Board noted that the proposed advisory fee for each Fund was was lowest in the peer group, but considered that the other funds in the peer group paid unitary fees. The Board also considered that First Trust has agreed to waive fees and/or pay expenses for each Fund to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from

--------------------------------------------------------------------------------
Additional Information (Unaudited)(Continued)
--------------------------------------------------------------------------------


                       First Trust Exchange-Traded Fund II
                               September 30, 2007



exceeding 0.60% of average daily net assets for two years. For each Fund, the Trustees noted that expenses borne by First Trust are proposed to be subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding its expense cap, or if the expense cap is no longer in effect, would result in the Fund exceeding an expense ratio equal to its most recent expense cap. The Board considered the fees charged by First Trust to funds with investment objectives and policies similar to the Funds', noting that those fees generally were similar for other ETFs, but higher for non-ETFs, except non-ETFs for which First Trust served as sub-advisor, for which the annual fee usually was 0.35% of average daily net assets, and the Board noted First Trust's statement that the services provided to these funds may not be comparable to those to be provided to the Funds. In light of the nature, extent and quality of services to be provided to each Fund under the Agreement, and in light of First Trust's agreement to waive fees and/or pay each Fund's expenses for at least two years up to the expense cap, the Board determined that the investment advisory fee for each Fund was fair and reasonable.

Finally, the Board noted First Trust's commitment to attempt to analyze whether economies of scale can be realized as each Fund's assets increase and operations experience is accumulated, and noted that First Trust intended to continue to make investments in infrastructure and personnel. The Board took the costs to be borne by First Trust in connection with its services to be performed under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement to First Trust for each Fund, but had agreed to cap each Fund's expenses for two years. The Board considered that First Trust had identified as a fall-out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Funds or other funds of the Trust, may have had no dealings with First Trust. The Board also noted that First Trust would not utilize soft dollars in connection with its management of each Fund's portfolio.

After discussion of the Agreement for each Fund, the Board of Trustees, including the Independent Trustees, concluded that First Trust had the capabilities, resources and personnel necessary to manage each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded that it was in the best interests of each Fund to approve the Agreement. No single factor was determinative in the Board's analysis.


                                 PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

Sources of Information

We may collect nonpublic personal information about you from the following sources:

      o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

Information Collected

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

Disclosure of Information

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

--------------------------------------------------------------------------------
Additional Information (Unaudited)(Continued)
--------------------------------------------------------------------------------


                       First Trust Exchange-Traded Fund II
                               September 30, 2007



      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund. Please note, however, that the California Financial Information Privacy Act contains an "opt out" mechanism that California consumers may use to prevent us from sharing nonpublic personal information with affiliates.


Confidentiality and Security

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.


Policy Updates and Inquiries

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however, if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at (800) 621-1675.

--------------------------------------------------------------------------------
Board of Trustees and Officers (Unaudited)
--------------------------------------------------------------------------------


                       First Trust Exchange-Traded Fund II
                               September 30, 2007



Each Fund's respective statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling (800) 988-5891.


-----------------------------------------------------------------------------------------------------------------------------------
                               Interested Trustee
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                              TERM OF OFFICE                                 THE FIRST TRUST       OTHER
                            POSITION AND      AND YEAR FIRST                                  FUND COMPLEX    TRUSTEESHIPS OR
     NAME, ADDRESS          OFFICES WITH        ELECTED OR        PRINCIPAL OCCUPATION(S)      OVERSEEN BY     DIRECTORSHIPS
   AND DATE OF BIRTH           TRUST            APPOINTED         DURING PAST FIVE YEARS         TRUSTEE      HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1)           President,      o Indefinite term    President, First Trust            57         Trustee of
1001 Warrenville Road       Chairman of                          Advisors L.P. and First                      Wheaton College
Suite 300                   the Board,      o 2006               Trust Portfolios L.P.;
Lisle, IL 60532             Chief                                Chairman of the Board,
DOB: 9/55                   Executive                            BondWave LLC (Software
                            Officer and                          Development Company/
                            Trustee                              Broker-Dealer) and
                                                                 Stonebridge Advisors LLC
                                                                 (Investment Advisor)

-----------------------------------------------------------------------------------------------------------------------------------
                              Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson         Trustee         o Indefinite term    Physician; President,             57         NONE
c/o First Trust Advisors                                         Wheaton Orthopedics;
L.P.                                        o 2006               Co-Owner and Co-Director,
1001 Warrenville Road                                            (January 1996 to May 2007),
Suite 300                                                        Sports Med Center for
Lisle, IL 60532                                                  Fitness; Limited Partner,
DOB: 4/51                                                        Gundersen Real Estate
                                                                 Partnership; Limited
                                                                 Partner, Sportsmed LLC

Thomas R. Kadlec            Trustee         o Indefinite term    Senior Vice President (May        57         NONE
c/o First Trust Advisors                                         2007 to Present), Vice
L.P.                                        o 2006               President and Chief
1001 Warrenville Road                                            Financial Officer (1990 to
Suite 300                                                        May 2007), ADM Investor
Lisle, IL 60532                                                  Services, Inc. (Futures
DOB: 11/57                                                       Commission Merchant); Vice
                                                                 President (May 2005 to
                                                                 Present), ADM Derivatives,
                                                                 Inc.; Registered
                                                                 Representative (2000 to
                                                                 present), Segerdahl &
                                                                 Company, Inc., an NASD
                                                                 member (Broker-Dealer)

Robert F. Keith             Trustee         o Indefinite term    President (2003 to Present),      57         NONE
c/o First Trust Advisors                                         Hibs Enterprises (Financial
L.P.                                        o 2006               and Management Consulting);
1001 Warrenville Road                                            President (2001 to 2003),
Suite 300                                                        Aramark Service Master
Lisle, IL 60532                                                  Management; President and
DOB: 11/58                                                       Chief Operating Officer
                                                                 (1998 to 2003), Service
                                                                 Master Management Services

Niel B. Nielson             Trustee         o Indefinite term    President (June 2002 to           57         Director of
c/o First Trust Advisors                                         Present), Covenant College                   Covenant
L.P.                                        o 2006                                                            Transport Inc.
1001 Warrenville Road
Suite 300
Lisle, IL 60532
DOB: 3/54


--------------------
1 Mr. Bowen is deemed an "interested person" of the Funds due to his position as President of First Trust Advisors L.P., investment advisor of the Funds.

--------------------------------------------------------------------------------
Board of Trustees and Officers (Unaudited) (Continued)
--------------------------------------------------------------------------------



                       FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2007


-----------------------------------------------------------------------------------------------------------------------------------
                                    Officers
-----------------------------------------------------------------------------------------------------------------------------------
                                    POSITION(S)             TERM OF OFFICE
    NAME, ADDRESS, AND               HELD WITH              AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH                   FUNDS                 TIME SERVED                   DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley             Treasurer, Controller,      o Indefinite term      Chief Financial Officer, First Trust Advisors
1001 Warrenville Road       Chief Financial Officer                            L.P. and First Trust Portfolios L.P.; Chief
Suite 300                   and Chief Accounting        o 2006                 Financial Officer, BondWave LLC (Software
Lisle, IL 60532             Officer                                            Development Company/Broker-Dealer) and
DOB: 11/57                                                                     Stonebridge Advisors LLC (Investment Advisor)

Kelley Christensen          Vice President              o Indefinite term      Assistant Vice President, First Trust
1001 Warrenville Road                                                          Portfolios L.P. and First Trust Advisors L.P.
Suite 300                                               o 2006
Lisle, IL 60532
DOB: 9/70

James M. Dykas              Assistant Treasurer         o Indefinite term      Senior Vice President (April 2007 to
1001 Warrenville Road                                                          Present), Vice President (January 2005 to
Suite 300                                               o 2006                 April 2007), First Trust Advisors L.P. and
Lisle, IL 60532                                                                First Trust Portfolios L.P.; Executive
DOB: 1/66                                                                      Director (December 2002 to January 2005),
                                                                               Vice President (December 2000 to December
                                                                               2002), Van Kampen Asset Management and Morgan
                                                                               Stanley Investment Management

W. Scott Jardine            Secretary and Chief         o Indefinite term      General Counsel, First Trust Advisors L.P.
1001 Warrenville Road       Compliance Officer                                 and First Trust Portfolios L.P.; Secretary,
Suite 300                                               o 2006                 BondWave LLC (Software Development
Lisle, IL 60532                                                                Company/Broker-Dealer) and Stonebridge
DOB: 5/60                                                                      Advisors LLC (Investment Advisor)

Daniel J. Lindquist         Vice President              o Indefinite term      Senior Vice President (September 2005 to
1001 Warrenville Road                                                          Present), Vice President (April 2004 to
Suite 300                                               o 2006                 September 2005), First Trust Advisors L.P.
Lisle, IL 60532                                                                and First Trust Portfolios L.P.; Chief
DOB: 2/70                                                                      Operating Officer (January 2004 to April
                                                                               2004), Mina Capital Management, LLC; Chief
                                                                               Operating Officer (April 2000 to January
                                                                               2004), Samaritan Asset Management Services,
                                                                               Inc.

Kristi A. Maher             Assistant Secretary         o Indefinite term      Deputy General Counsel (May 2007 to Present),
1001 Warrenville Road                                                          Assistant General Counsel (March 2004 to May
Suite 300                                               o 2006                 2007), First Trust Advisors L.P. and First
Lisle, IL 60532                                                                Trust Portfolios L.P.; Associate (1995-2004),
DOB: 12/66                                                                     Chapman and Cutler LLP

Roger Testin                Vice President              o Indefinite term      Senior Vice President (November 2003 to
1001 Warrenville Road                                                          Present), Vice President (August 2001 to
Suite 300                                               o 2006                 November 2003), First Trust Portfolios L.P.
Lisle, IL 60532                                                                and First Trust Advisors L.P.; Analyst (1998
DOB: 6/66                                                                      to 2001), Dolan Capital Management

Stan Ueland                 Vice President              o Indefinite term      Vice President (August 2005 to Present),
1001 Warrenville Road                                                          First Trust Advisors L.P. and First Trust
Suite 300                                               o  2006                Portfolios L.P; Vice President (May 2004 to
Lisle, IL 60532                                                                August 2005), BondWave LLC (Software
DOB: 11/70                                                                     Development Company/Broker-Dealer); Account
                                                                               Executive (January 2003 to May 2004), Mina
                                                                               Capital Management, LLC and Samaritan Asset
                                                                               Management Services, Inc.; Sales Consultant
                                                                               (January 1997 to January 2003), Oracle Corporation

--------------------------------------------------------------------------------
Risk Considerations (Unaudited)
--------------------------------------------------------------------------------



Risk Considerations

YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT 1-800-621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE PARTICULAR FUND. READ IT CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF FIRST TRUST EXCHANGE-TRADED FUND II.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of its corresponding index for a number of reasons. For example, the Funds incur operating expenses not applicable to their corresponding indexes, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of its corresponding index. In addition, each Fund's portfolio holdings may not exactly replicate the securities included in its corresponding index or the ratios between the securities included in such index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from a Fund's index.

Each Fund relies on a license and related sublicense that permits it to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund may be concentrated in stocks of companies in an individual industry or sector if the Fund's corresponding index is concentrated in an individual industry or sector. You should be aware that an investment in a portfolio that is concentrated in an individual industry or sector involves additional risk, including limited diversification.

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Funds may invest a relatively high percentage of their assets in a limited number of issuers, the Funds may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which they invest.

Each Fund invests in securities of European companies and, therefore, is subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. Additionally, European corporations and other entities with significant markets or operations in Europe adapting to a single transnational currency, the Euro, may have a material impact on revenues, expenses or income from operations; increase competition due to the increased price transparency of EU markets; affect issuers' currency exchange rate risk and derivatives exposure; disrupt current contracts; cause issuers to increase spending on information technology updates required for the conversion; and result in potential adverse tax consequences. Furthermore, you should be aware that investments in such companies are subject to additional risks associated with possible adverse economic, political and social occurrences in Europe.

--------------------------------------------------------------------------------
Risk Considerations (Unaudited) (Continued)
--------------------------------------------------------------------------------



Furthermore, the First Trust DJ STOXX(R) Select Dividend 30 Index Fund has a significant portion of its investment in securities issued by companies headquartered in the United Kingdom. The Fund may therefore be more susceptible to adverse economic, political or social occurrences in the United Kingdom and may subject the Fund to greater risk than funds that are not significantly invested in issuers headquartered in the United Kingdom.

The First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund invests in securities of Asian companies and, therefore, is subject to certain risks associated with possible adverse economic, political and social occurrences in Asia.

Each Fund's NAV is determined on the basis of the U.S. dollar. You may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

Each Fund may hold securities of certain non-U.S. and non-Canadian companies in the form of Depositary Receipts. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Each Fund invests in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers such as there being less publicly available information about non-U.S. issuers or markets and non-U.S. markets being smaller, less liquid and more volatile than the U.S. market. These risks may be more pronounced to the extent that each Fund invests a significant amount of its assets in companies located in one region.

Each Fund may invest in small capitalization and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies.

The First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund invests in companies that are considered to be "passive foreign investment companies" and could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests.

The First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund invests in companies in the real estate industry, including real estate investment trusts ("REITS") and is subject to the risks associated with investing in real estate such as possible declines in the value of real estate, adverse general and local economic conditions and changes in interest rates and environmental problems.

Additionally, the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund's investment in REITs involves certain other risks related to their structure and focus such as dependency upon management skills, limited diversification and the risks of locating and managing financing for projects.

Furthermore, for the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. The value of the Fund will generally decline when investors anticipate or experience rising interest rates.

The First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund may invest in real estate companies that may be affected by the downturn in the subprime mortgage lending market in the United States. The downturn in the subprime mortgage lending market may have far-reaching consequences into many aspects and geographic regions of the real estate business, and consequently, the value of the Fund may decline in response to such developments.


        NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE

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[LOGO OMMITTED]         FIRST TRUST
                        ADVISORS L.P.



FIRST TRUST EXCHANGE-TRADED FUND II


--------------------------------------------------------------------------------


INVESTMENT ADVISOR
First Trust Advisors L.P.
1001 Warrenville Road
Lisle, IL 60532


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York
101 Barclay Street
New York, NY 10286


BOARD ADMINISTRATOR
PFPC, Inc.
301 Bellevue Parkway
Wilmington, DE 19809


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603






Back Cover

Item 2. Code of Ethics.

         (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

         (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item's instructions.

         (d) The registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of this item's instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as an audit committee financial experts serving on the registrant's audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

         (a) Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $6,500 for the registrant, from the inception of the registrant on August 27, 2007 through September 30, 2007.

         (b) Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 from the inception of the registrant on August 27, 2007 through September 30, 2007.

             Audit-Related Fees (Investment Adviser) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 from the inception of the registrant on August 27, 2007 through September 30, 2007.

         (c) Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $0 from the inception of the registrant on August 27, 2007 through September 30, 2007.

             Tax Fees (Investment Adviser) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser were $7,000 from the inception of the registrant on August 27, 2007 through September 30, 2007.

         (d) All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant's investment adviser, other than the services reported in paragraphs (a) through (c) of this Item were $0 from inception of the registrant on August 27, 2007 through September 30, 2007.

             All Other Fees (Investment Adviser) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant's investment adviser, other than the services reported in paragraphs (a) through (c) of this Item were $0 from inception of the registrant on August 27, 2007 through September 30, 2007.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

         The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

  (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph
         (c)(7)(i)(c) or paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  0%

                           (c)  0%

                           (d)  0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $0 for the registrant and $13,800 for the registrant's investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Items 5. Audit Committee of Listed Registrants.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

Item 6. Schedule of Investments.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

At the Registrant's organizational meeting the registrant's Board of Trustees adopted a Nominating and Governance Committee Charter which includes procedures by which shareholders may recommend nominees to the Registrant's board of trustees as described below:

Any proposal to elect any person nominated by shareholders for election as trustee may only be brought before an annual meeting of the Registrant if timely written notice (the "Shareholder Notice") is provided to the secretary of the Registrant. Unless a greater or lesser period is required under applicable law, to be timely, the Shareholder Notice must be delivered to or mailed and received at Registrant's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, Attn: W. Scott Jardine, not less than forty-five (45) days nor more than sixty (60) days prior to the first anniversary date of the date of the Registrant's proxy statement released to shareholders for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty (30) days before the first anniversary date of the annual meeting for the preceding year and ends thirty (30) days after such anniversary date (an annual meeting date outside such period being referred to herein as an "Other Annual Meeting Date"), such Shareholder Notice must be given in the manner provided herein by the later of the close of business on (i) the date forty-five
(45) days prior to such Other Annual Meeting Date or (ii) the tenth
(10th) business day following the date such Other Annual Meeting Date is first publicly announced or disclosed.

Any shareholder submitting a nomination of any person or persons (as the case may be) for election as a trustee or trustees of the Registrant shall deliver, as part of such Shareholder Notice: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Registrant owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a),
(d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the Registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the Registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee.

Without limiting the foregoing, any shareholder who gives a Shareholder Notice of any matter proposed to be brought before a shareholder meeting (whether or not involving nominees for trustees) shall deliver, as part of such Shareholder Notice: (i) the description of and text of the proposal to be presented; (ii) a brief written statement of the reasons why such shareholder favors the proposal; (iii) such shareholder's name and address as they appear on the Registrant's books; (iv) any other information relating to the shareholder that would be required to be disclosed in a proxy statement or other filings required to be made in connection with the solicitation of proxies with respect to the matter(s) proposed pursuant to Section 14 of the Exchange Act; (v) the class or series and number of all shares of the Registrant owned beneficially and of record by such shareholder; (vi) any material interest of such shareholder in the matter proposed (other than as a shareholder); (vii) a representation that the shareholder intends to appear in person or by proxy at the shareholder meeting to act on the matter(s) proposed; (viii) if the proposal involves nominee(s) for trustees, a description of all arrangements or understandings between the shareholder and each proposed nominee and any other person or persons (including their names) pursuant to which the nomination(s) are to be made by the shareholder; and (ix) in the case of a shareholder (a "Beneficial Owner") that holds shares entitled to vote at the meeting through a nominee or "street name" holder of record, evidence establishing such Beneficial Owner's indirect ownership of, and entitlement to vote, shares at the meeting of shareholders. As used herein, shares "beneficially owned" shall mean all shares which such person is deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Exchange Act.

A copy of the Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is aattached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
        Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Exchange-Traded Fund II

By: /s/ James A. Bowen
    ------------------------------------
Name:    James A. Bowen

Title:   Chairman of the Board, President and Chief Executive Officer

Date: November 27, 2007
      -----------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James A. Bowen
    ------------------------------------
Name:    James A. Bowen

Title:   Chairman of the Board, President and Chief Executive Officer

Date: November 27, 2007
      -----------------------------